Financial Commitments and Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Financial Commitments [Line Items]
Average lease term	13 years	14 years
Average fixed rental term	13 years	14 years
Brazilian Tax Authority [Member]
Disclosure of Financial Commitments [Line Items]
value of claim	£ 204
Overall liability	£ 19